Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	$ 30,324	$ 20,234
Accumulated Depreciation & Amortization	9,700	6,211
Property, Plant and Equipment, Net	20,624	14,023
Depreciation and Amortization [Abstract]
Depreciation	879	623	$ 618
Amortization of securitized regulatory assets	271	531	329
Other amortization	75	76	73
Total	1,225	1,230	1,020
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance	258	281
Asset Retirement Obligation Addition from Merger with Vectren	116	0
Accretion expense (1)	16	10
Revisions in estimates (2)	149	(33)
Ending balance	539	258	281
CenterPoint Energy Houston Electric, LLC
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	12,829	12,148
Accumulated Depreciation & Amortization	3,797	3,746
Property, Plant and Equipment, Net	9,032	8,402
Depreciation and Amortization [Abstract]
Depreciation	339	342	354
Amortization of securitized regulatory assets	271	531	329
Other amortization	38	44	41
Total	648	917	724
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance	34	35
Asset Retirement Obligation Addition from Merger with Vectren	0	0
Accretion expense (1)	1	1
Revisions in estimates (2)	7	(2)
Ending balance	42	34	35
CenterPoint Energy Resources Corp.
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	8,079	7,398
Accumulated Depreciation & Amortization	2,270	2,193
Property, Plant and Equipment, Net	5,809	5,205
Depreciation and Amortization [Abstract]
Depreciation	277	261	242
Amortization of securitized regulatory assets	0	0	0
Other amortization	16	19	21
Total	293	280	263
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance	221	243
Asset Retirement Obligation Addition from Merger with Vectren	0	0
Accretion expense (1)	10	9
Revisions in estimates (2)	94	(31)
Ending balance	325	221	$ 243
Electric Transmission and Distribution [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	14,360	12,148
Accumulated Depreciation & Amortization	4,634	3,746
Property, Plant and Equipment, Net	$ 9,726	8,402
Electric Transmission and Distribution [Member] | Weighted Average [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Weighted Average Useful Lives	37 years
Electric Generation Equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	$ 1,780	0
Accumulated Depreciation & Amortization	698	0
Property, Plant and Equipment, Net	$ 1,082	0
Electric Generation Equipment [Member] | Weighted Average [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Weighted Average Useful Lives	27 years
Electric Transmission [Member] | CenterPoint Energy Houston Electric, LLC
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	$ 3,358	3,077
Accumulated Depreciation & Amortization	674	650
Property, Plant and Equipment, Net	$ 2,684	2,427
Electric Transmission [Member] | CenterPoint Energy Houston Electric, LLC | Weighted Average [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Weighted Average Useful Lives	46 years
Electric Distribution [Member] | CenterPoint Energy Houston Electric, LLC
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	$ 7,876	7,524
Accumulated Depreciation & Amortization	2,586	2,553
Property, Plant and Equipment, Net	$ 5,290	4,971
Electric Distribution [Member] | CenterPoint Energy Houston Electric, LLC | Weighted Average [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Weighted Average Useful Lives	35 years
Natural Gas Distribution [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	$ 12,787	7,345
Accumulated Depreciation & Amortization	3,766	2,159
Property, Plant and Equipment, Net	$ 9,021	5,186
Natural Gas Distribution [Member] | Weighted Average [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Weighted Average Useful Lives	29 years
Natural Gas Distribution [Member] | CenterPoint Energy Resources Corp.
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	$ 8,024	7,345
Accumulated Depreciation & Amortization	2,243	2,159
Property, Plant and Equipment, Net	$ 5,781	5,186
Natural Gas Distribution [Member] | CenterPoint Energy Resources Corp. | Weighted Average [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Weighted Average Useful Lives	29 years
Other property [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	$ 1,397	741
Accumulated Depreciation & Amortization	602	306
Property, Plant and Equipment, Net	$ 795	435
Other property [Member] | Weighted Average [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Weighted Average Useful Lives	19 years
Other property [Member] | CenterPoint Energy Houston Electric, LLC
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	$ 1,595	1,547
Accumulated Depreciation & Amortization	537	543
Property, Plant and Equipment, Net	$ 1,058	1,004
Other property [Member] | CenterPoint Energy Houston Electric, LLC | Weighted Average [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Weighted Average Useful Lives	19 years
Other property [Member] | CenterPoint Energy Resources Corp.
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	$ 55	53
Accumulated Depreciation & Amortization	27	34
Property, Plant and Equipment, Net	$ 28	$ 19
Other property [Member] | CenterPoint Energy Resources Corp. | Weighted Average [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Weighted Average Useful Lives	16 years
SIGECO [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
SIGECO's share of cost of Warrick Unit 4	$ 194
SIGECO's share of accumulated depreciation of Warrick Unit 4	$ 137